Long Term Debt Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,746,787	$ 1,249,412
7.456% Senior Notes Due 2018
Debt Instrument [Line Items]
Long-term debt	500,000	500,000
5.95% Senior Notes Due 2020
Debt Instrument [Line Items]
Long-term debt	749,485	$ 749,412
4.5% Senior Notes Due 2024
Debt Instrument [Line Items]
Long-term debt	$ 497,302